Leases (Schedule of Future Minimum Rental Payments for Operating Leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
2020	$ 149,369
2021	140,667
2022	133,459
2023	128,213
2024	124,138
Thereafter	984,414
Total minimum payment	1,660,260
Lease discount	(728,531)
Operating lease liability	931,729
Restaurant
Lessee, Lease, Description [Line Items]
2020	143,982
2021	136,699
2022	130,637
2023	125,830
2024	121,880
Thereafter	976,397
Total minimum payment	1,635,425
Other
Lessee, Lease, Description [Line Items]
2020	5,387
2021	3,968
2022	2,822
2023	2,383
2024	2,258
Thereafter	8,017
Total minimum payment	$ 24,835